Employment Benefit Plan (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employment Benefit Plan
Gross pay contribution maximum (as a percent)	75.00%
Safe harbor contribution (as a percent)	3.00%
Company contributions during the period	$ 150,000	$ 115,000	$ 129,000